INVESTMENT SECURITIES, RELATED PARTY (Details) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Prepaid Expenses	$ 14,089	$ 20,945	$ 48,144
Accrued Interest Receivable	0	0	230
Accounts Payable	31,039	28,799	$ 91,498
Series M Preferred Stock [Member] | Zander Therapeutics
Fair Value of Intellectual Property	1,500	1,500
Prepaid Expenses	65,661	65,661
Due from Employee	1,071	1,071
Note Receivable	64,400	64,400
Accrued Interest Receivable	23,989	23,989
Investment Securities	8,423,366	8,423,366
Convertible Note Receivable	10,000	10,000
Accounts Payable	1,269,041	1,269,041
Notes Payable	400,000	400,000
Accrued Expenses, Related Party	162,011	162,011
Notes Payable, Related Parties, Current	5,396	5,396
Accrued Expenses	203,037	203,037
Enterprise Value	10,563,930	10,563,930
Less: Total Debt	(2,038,343)	(2,038,343)
Portion of Enterprise Value attributable to Shareholders	$ 8,525,587	$ 8,525,587
Fair Value per share	$ 0.186168	$ 0.186168
Common Stock [Member] | Zander Therapeutics
Fair Value of Intellectual Property		$ 1,500
Prepaid Expenses		65,661
Due from Employee		1,071
Note Receivable		64,400
Accrued Interest Receivable		23,989
Investment Securities		8,423,366
Convertible Note Receivable		10,000
Accounts Payable		1,269,041
Notes Payable		400,000
Accrued Expenses, Related Party		162,011
Notes Payable, Related Parties, Current		5,396
Accrued Expenses		203,037
Enterprise Value		10,563,930
Less: Total Debt		(2,038,343)
Portion of Enterprise Value attributable to Shareholders		$ 8,525,587
Fair Value per share		$ 0.186168